Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Parenthetical) (Detail) - Maximum [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - shares shares in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period	0.1
Stock Option And Share Appreciation Rights [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period		0.1